Condensed Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 12,663	$ 8,679	$ 4,931	$ 8,241
Other securities owned - at fair value	636	593
Other assets	813	818
Total assets	133,637	108,553
Liabilities and Stockholders' Equity
Accrued expenses and other liabilities	1,641	1,397
Long-term debt	1,632	2,001
Total liabilities	124,048	100,839
Stockholders' equity	9,589	7,714	6,226	5,073
Total liabilities and stockholders' equity	133,637	108,553
Parent Company
Assets
Cash and cash equivalents	1,339	852	1,149	875
Receivables from subsidiaries	80	57
Other securities owned - at fair value	74	77
Loans to non-bank subsidiaries	404	363
Investment in non-bank subsidiaries	3,615	3,363
Investment in bank subsidiary	6,022	5,009
Other assets	88	68
Total assets	11,622	9,789
Liabilities and Stockholders' Equity
Accrued expenses and other liabilities	482	158
Payables to subsidiaries	14	16
Long-term debt	1,537	1,901
Total liabilities	2,033	2,075
Stockholders' equity	9,589	7,714
Total liabilities and stockholders' equity	$ 11,622	$ 9,789